787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 24, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	VALIC Company I
Post-Effective Amendment No. 123 under the Securities Act of 1933 and Amendment No. 122 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 002-83631 and File No. 811-03738)

Ladies and Gentlemen:

On behalf of VALIC Company I (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 123 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A with respect to the Large Capital Growth Fund, a series of the Registrant (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to the Fund’s name, principal investment strategies and techniques, and investment risks, as noted in a Supplement to the Fund’s Prospectus filed on May 15, 2025. It is proposed that the Amendment will become effective on September 29, 2025.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-3875.

Very truly yours,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

Cc:	Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC
Edward Gizzi, Esq., SunAmerica Asset Management, LLC
Louis O. Ducote, Esq., SunAmerica Asset Management, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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